Condensed Consolidated Statements Of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (444)	$ (52,212)	$ (19)	$ (328,933)
Changes in operating assets and liabilities
Advances to director		(128)
Prepaid and other current assets		(65,862)		(690)
Accounts payable		24		1,935
Accrued expenses and other payables		21,748		54,329
Net cash used in operating activities	$ (444)	$ (96,394)	$ (19)	(273,359)
Cash flows from financing activities
Additional capital contribution	703		1,290	382,145
Net cash provided by financing activities	703		1,290	382,145
Effect of exchange rate fluctuation on cash and cash equivalents	(1)	$ (1,040)	(1)	(352)
Net increase in cash	$ 258	(97,434)	1,270	108,434
Cash and cash equivalents at beginning of the period/ year		108,692	258	258
Cash and cash equivalents at end of the period/year	$ 258	$ 11,258	$ 1,270	$ 108,692
Supplement disclosure of cash flow information:
Interest expense paid
Income taxes paid